Parent Company Statements - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Interest and dividends	$ 265,074	$ 265,143	$ 262,947
Expense:
Federal income tax benefit	(32,567)	(36,459)	(32,503)
Net income	81,012	83,957	76,869
Other Comprehensive Income (Loss), Net of Tax	(2,035)	21,811	(17,901)
Parent Company
Income:
Dividends from subsidiaries	60,000	60,000	15,000
Interest and dividends	2,561	3,708	8,659
Other	560	262	531
Total income	63,121	63,970	24,190
Expense:
Other, net	12,341	13,807	13,413
Total expense	12,341	13,807	13,413
Income before federal taxes and equity in undistributed income of subsidiaries	50,780	50,163	10,777
Federal income tax benefit	4,671	4,787	2,826
Income before equity in undistributed income of subsidiaries	55,451	54,950	13,603
Equity in undistributed income of subsidiaries	25,561	29,007	63,266
Net income	81,012	83,957	76,869
Other Comprehensive Income (Loss), Net of Tax	(2,035)	21,811	(17,901)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 78,977	$ 105,768	$ 58,968